RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 295,481	$ 222,091
Due from related parties	319	116,020
Director [Member]
Related Party Transaction [Line Items]
Due to related parties	258,032	222,091
Loncor Resources Inc. [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 37,449	$ 116,020